OTHER LONG-TERM RECEIVABLES AND INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2013
OTHER LONG-TERM RECEIVABLES AND INVESTMENT [Abstract]
Schedule of Other Long-Term Receivables and Investment

	December 31,
	2 0 1 3	2 0 1 2

Deposits on leased vehicle and other(see also Note 8B(2))	7	22
Loan to former subsidiary (Scanmaster) (see Note 1)	80	103
Investment (*)	-	61
	87	186

(*)
On July 22, 2004, the Company converted a convertible loan that had been granted to Micro Components Ltd. ("MCL") into 197,217 ordinary shares of MCL. As of December 31, 2013 the Company holds 2.5% of MCL's ordinary shares. In 2013 the Company recognized full impairment of the investment.